Capital Leases	12 Months Ended
Dec. 31, 2012
Capital Leases

(8)  Capital Leases

The following is a schedule of the future minimum lease payments under capital leases, together with the present value of such payments as of December 31, 2012 (in thousands):

2013	$6,683
2014	5,096
2015	4,332
2016	1,944
2017	838
Thereafter	708

Total future minimum lease payments	19,601
Less: Imputed interest	—

Present value of future minimum lease payments	19,601
Less: Current portion	(6,684)

$12,917

At December 31, 2012, the capitalized amounts of the building, machinery and equipment and computer equipment under capital leases were as follows (in thousands):

Machinery, laboratory equipment and tooling	$33,096
Computer equipment	633
Furniture and fixtures	210
Vehicles	39
Leasehold improvements	—

33,978
Less: Accumulated amortization	(4,351)

$29,627

The amortization expense of assets recorded under capital leases is included in depreciation and amortization expense of property, plant and equipment.